Financial risk management objectives and policies - continuing designated hedge relationships (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 24, 2021 EUR (€)	Nov. 30, 2021 EUR (€)	Dec. 31, 2022 USD ($) JPY (¥) GBP (£) ¥ / $ Option EUR (€) £ / $ SEK (kr) CNY (¥) ¥ / $ € / $ kr / $	Dec. 31, 2021 USD ($) € / $ CNY (¥) JPY (¥) ¥ / $ EUR (€) ¥ / $ GBP (£)	Dec. 31, 2020 USD ($) ¥ / $ EUR (€) € / $ CNY (¥) JPY (¥) ¥ / $ GBP (£)	Jun. 03, 2021 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Hedge ratio for group's existing hedge relationships			1
Number of derivative options held during the year | Option			0
Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €						€ 800
Borrowings, interest rate						0.375%
Interest rate swaps | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			$ 0	$ 0	$ 1
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			0	0	0
Interest rate swaps | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			$ 0	$ 0	$ 0
Cross currency interest rate swap - Euro bond | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €					300
Carrying value					$ 43
Average USD FX rate | € / $					1.09
Average pay interest rate					1.27%
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			1,700	1,700	2,200
Carrying value			$ (160)	$ (43)	$ 150
Average USD FX rate | € / $			1.14	1.14	1.14
Average pay interest rate			2.85%	2.85%	2.69%
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ 27	$ 46	$ (30)
Fair value (gain)/loss deferred to OCI			118	182	(163)
Fair value loss recycled to the Income statement			(111)	(201)	239
Other comprehensive income, closing balance			$ 34	$ 27	$ 46
Cross currency interest rate swap - JPY investment | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Average pay interest rate			1.53%
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			58,300	58,300	58,500
Carrying value			$ 55	$ 62	$ 19
Average USD FX rate | ¥ / $			108.03	108.03	108.03
Average pay interest rate				1.53%	1.53%
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (62)	$ (19)	$ (4)
Fair value (gain)/loss deferred to OCI			7	(43)	(15)
Other comprehensive income, closing balance			$ (55)	$ (62)	$ (19)
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			458	458	458
Carrying value			$ (4)	$ (2)	$ (2)
Average USD FX rate | ¥ / $			6.68	6.68	6.68
Average pay interest rate			4.80%	4.80%	4.80%
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ 2	$ 2	$ 1
Fair value (gain)/loss deferred to OCI			2		1
Other comprehensive income, closing balance			$ 4	$ 2	$ 2
FX Forwards short term FX risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			1,710
FX Forwards short term FX risk | Cash flow hedges | Sweden, Kronor
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | kr			8,148
Average USD FX rate | kr / $			10.4568
FX Forwards short term FX risk | Cash flow hedges | JPY
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			18,963
Average USD FX rate | ¥ / $			132.15
FX Forwards short term FX risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | £			455
Average USD FX rate | £ / $			0.8288
FX Forwards short term FX risk | Cash flow hedges | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			224
Average USD FX rate | € / $			0.9389
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			1,126	1,220	618
Carrying value			$ (12)	$ 12	$ 5
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			(12)	(5)
Fair value (gain)/loss deferred to OCI			(14)		(20)
Fair value loss recycled to the Income statement			38	(7)	15
Other comprehensive income, closing balance			12	(12)	(5)
Transactions matured pre 2020 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance				(565)	(565)
Other comprehensive income, closing balance					(565)
Transactions matured pre 2021 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			(565)	(565)
Other comprehensive income, closing balance				(565)	$ (565)
Transactions matured pre 2022 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			(527)
Other comprehensive income, closing balance			$ (527)	$ (527)
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | £			350	350	350
Carrying value			$ 420	$ 470	$ (475)
Average pay interest rate			5.75%	5.75%	5.75%
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (238)	$ (233)	$ (251)
Fair value (gain)/loss deferred to OCI			(50)	(5)	18
Other comprehensive income, closing balance			(288)	$ (238)	$ (233)
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €						€ 250
Maturity of hedging instrument | €	€ 450
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €				450	450
Carrying value					$ (548)
Average pay interest rate				0.88%	0.88%
Maturity of hedging instrument | €		€ 450
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ 38	$ 85	$ 34
Fair value (gain)/loss deferred to OCI				(47)	51
Other comprehensive income, closing balance				$ 38	$ 85
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €						€ 550
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			800	800
Carrying value			$ 846	$ 898
Average pay interest rate			0.38%	0.38%
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (50)
Fair value (gain)/loss deferred to OCI			(52)	$ (50)
Other comprehensive income, closing balance			$ (102)	$ (50)
Contingent consideration liabilities and Acerta Pharma put option liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			2,093	2,658	5,252
Carrying value			$ (2,093)	$ (2,658)	$ (5,252)
Contingent consideration liabilities and Acerta Pharma put option liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			1,832	1,411	2,053
Fair value (gain)/loss deferred to OCI			384	421	(642)
Other comprehensive income, closing balance			$ 2,216	$ 1,832	$ 1,411